Interest in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 008 [Member]
EBP, Master Trust [Line Items]
Interest in Master Trust

Note 8 - Interest in Master Trust:

The Plan’s investment in Church & Dwight Co., Inc. common stock is held by the Trustee in a Master Trust. The Master Trust also holds the investment in Church & Dwight Co., Inc. common stock of the Church & Dwight Co., Inc. Savings and Profit Sharing Plan for Hourly Employees.

The following table summarizes investment balances for the Plan's interest in the Master Trust, as well as total investments in the Master Trust as of December 31, 2025 and 2024:

	Total Master Trust Assets		Plan's Interest in Master Trust
	2025	2024	2025	2024
Investments, at fair value:
Church & Dwight Company Stock Fund	$182,136,256	$242,137,926	$143,074,096	$187,674,236
Total investments	$182,136,256	$242,137,926	$143,074,096	$187,674,236

The following are the changes in net assets for the Master Trust for the years ended December 31, 2025 and 2024:

	2025	2024
Net (depreciation) appreciation in fair value of investments	$(47,730,527)	$25,640,693
Interest and dividends	2,681,008	2,778,547
Net investment (loss) income	(45,049,519)	28,419,240
Net transfers	(14,952,151)	(26,698,791)
(Decrease) Increase in net assets	(60,001,670)	1,720,449
Net assets:
Beginning of year	242,137,926	240,417,477
End of year	$182,136,256	$242,137,926

Net assets, investment income and gains or losses are allocated to the plans based on shares held by each plan’s participants. Investments in Church & Dwight Co., Inc. common stock are carried at fair value (Level 1) as described in Note 7.